UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

Schedule of Investments July 31, 2018 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
U.S. Common Stock (62.3%)
Aerospace & Defense (1.0%)
Boeing	150	$53
NWS Holdings	33,000	60
United Technologies	800	109

		222

Agricultural Products (0.5%)
Ingredion	1,100	111

Asset Management & Custody Banks (0.5%)
New Mountain Finance	7,700	110

Automotive (2.3%)
Aisin Seiki	3,900	181
Cooper-Standard Holdings*	300	41
Ford Motor	9,400	94
Honda Motor	3,400	102
Toyota Motor	1,700	111

		529

Automotive Retail (0.1%)
Murphy USA*	300	24

Banks (1.1%)
Danske Bank	4,400	128
SinoPac Financial Holdings	294,000	110

		238

Biotechnology (1.1%)
Amgen	900	177
Gilead Sciences	900	70

		247

Cable & Satellite (0.4%)
Comcast, Cl A	2,200	79

Casinos & Gaming (0.5%)
Ageas	2,100	113

Chemicals (1.7%)
DCM Holdings	10,000	90
Eastman Chemical	900	93
Evonik Industries	2,900	107
Ube Industries	3,800	102

		392

Commercial Services (0.8%)
Convergys	900	22
Sykes Enterprises*	1,600	48
Western Union	5,400	109

		179

LSV Global Managed Volatility Fund

	Shares	Value (000)
Commodity Chemicals (0.4%)
PTT Global Chemical	38,300	$94

Computers & Services (2.9%)
Apple	1,600	305
Canon	3,100	100
eBay*	2,900	97
Hewlett Packard Enterprise	700	11
HP	700	16
Oracle	2,500	119

		648

Consumer Discretionary (0.5%)
Kimberly-Clark	900	103

Diversified REIT’s (0.2%)
Select Income	2,300	48

Drug Retail (1.6%)
CVS Health	600	39
Walgreens Boots Alliance	4,700	318

		357

Electrical Services (5.8%)
Ameren	1,800	112
Edison International	1,400	93
Entergy	3,900	317
Exelon	7,700	327
FirstEnergy	4,400	156
Hera	34,500	115
Public Service Enterprise Group	3,800	196

		1,316

Environmental & Facilities Services (1.2%)
Republic Services, Cl A	1,300	94
Waste Management	2,000	180

		274

Financial Services (0.6%)
Capital One Financial	300	28
Samsung Card	3,100	98

		126

Food, Beverage & Tobacco (4.8%)
Britvic	6,900	73
Campbell Soup	2,000	82
Coca-Cola Amatil	27,200	194
JM Smucker	1,400	155
Kellogg	1,600	114
Molson Coors Brewing, Cl B	1,700	114
Sanderson Farms	500	50
Scandinavian Tobacco Group	7,200	117

Schedule of Investments July 31, 2018 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Food, Beverage & Tobacco (continued)
Tyson Foods, Cl A	3,200	$184

		1,083

General Merchandise Stores (1.5%)
Target	4,300	347

Health Care Facilities (1.7%)
HCA Holdings	3,100	385

Health Care REIT’s (0.6%)
Senior Housing Properties Trust	7,200	128

Insurance (5.2%)
Aflac	3,800	177
Allstate	3,300	314
American Financial Group	1,000	113
Anthem	200	50
Berkshire Hathaway, Cl B*	1,400	277
CIGNA	200	36
Travelers	1,500	195

		1,162

IT Consulting & Other Services (1.6%)
Amdocs	2,600	176
International Business Machines	1,300	188

		364

Machinery (0.7%)
Allison Transmission Holdings	3,400	160

Mortgage REIT’s (2.0%)
Annaly Capital Management	10,200	109
Granite Point Mortgage Trust	284	6
MFA Financial	13,700	110
Starwood Property Trust	4,900	112
Two Harbors Investment	6,900	107

		444

Multimedia (0.6%)
Walt Disney	1,100	125

Paper Packaging (0.5%)
Sonoco Products	2,100	117

Petroleum & Fuel Products (3.3%)
Chevron	2,100	265
ExxonMobil	2,400	196
PTT	26,000	40
Valero Energy	1,200	142

LSV Global Managed Volatility Fund

	Shares	Value (000)
Petroleum & Fuel Products (continued)
Z Energy	21,000	$103

		746

Pharmaceuticals (7.0%)
AbbVie	700	64
Eli Lilly	2,000	198
Johnson & Johnson	4,100	543
Merck	3,200	211
Pfizer	14,100	563

		1,579

Reinsurance (0.5%)
Everest Re Group	500	109

Retail (2.3%)
Brinker International	1,600	75
Kohl’s	800	59
Kroger	3,800	110
Walmart	3,000	268

		512

Semi-Conductors/Instruments (1.5%)
Intel	6,100	293
KLA-Tencor	400	47

		340

Specialized REIT’s (0.4%)
Spirit Realty Capital	12,100	101

Telephones & Telecommunications (4.9%)
AT&T	5,093	163
Cisco Systems	5,100	215
F5 Networks*	600	103
Juniper Networks	4,200	110
Motorola Solutions	1,500	182
Verizon Communications	6,600	341

		1,114

TOTAL U.S. COMMON STOCK (Cost $13,274)		14,026

Foreign Common Stock (34.5%)
Australia (0.9%)
AGL Energy	10,400	170
Telstra	14,900	31

		201

Austria (0.1%)
EVN	900	18

Schedule of Investments July 31, 2018 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Belgium (0.2%)
bpost	2,600	$41

Canada (4.7%)
Bank of Montreal	1,400	111
Bank of Nova Scotia	1,800	107
Canadian Imperial Bank of Commerce	1,200	109
Canadian Tire, Cl A	1,100	150
Loblaw	2,100	111
National Bank of Canada	2,200	108
Power Financial	4,300	101
TELUS	4,000	146
Toronto-Dominion Bank	1,800	107

		1,050

China (1.9%)
China Mobile	28,100	254
China Resources Power Holdings	24,000	46
China Telecom, Cl H	146,000	69
Shenzhen Expressway, Cl H	54,000	49

		418

Denmark (0.1%)
Matas	2,100	17
Spar Nord Bank	900	10

		27

France (3.0%)
Cie Generale des Etablissements Michelin	800	103
Sanofi	2,700	235
Total	5,200	339

		677

Germany (0.7%)
Muenchener Rueckversicherungs	500	111
Talanx	1,500	57

		168

Hong Kong (1.1%)
Dah Sing Banking Group	30,400	65
Johnson Electric Holdings	28,000	83
Kerry Properties	20,000	101

		249

LSV Global Managed Volatility Fund

	Shares	Value (000)
Hungary (0.4%)
Magyar Telekom Telecommunications	70,500	$102

Indonesia (0.4%)
Bank Negara Indonesia Persero	193,400	99

Israel (0.7%)
Bank Hapoalim	9,300	66
Mizrahi Tefahot Bank	5,000	97

		163

Italy (0.5%)
Enel	19,500	109

Japan (5.0%)
Astellas Pharma	6,000	98
Canon Electronics	1,300	27
Doutor Nichires Holdings	1,300	24
Japan Airlines	4,000	148
KDDI	4,200	117
Mitsubishi Shokuhin	1,900	51
Nippon Flour Mills	5,200	88
Nippon Telegraph & Telephone	5,700	263
Osaka Gas	3,100	59
Sumitomo Osaka Cement	10,000	48
Teijin	5,400	100
Yamaguchi Financial Group	9,000	102

		1,125

Malaysia (0.9%)
AMMB Holdings	22,300	22
Tenaga Nasional	48,900	189

		211

Netherlands (1.1%)
Royal Dutch Shell, Cl B	4,800	168
Signify	2,600	72

		240

Russia (0.2%)
LUKOIL PJSC ADR	700	50

Singapore (1.7%)
DBS Group Holdings	5,000	98
Mapletree Industrial Trust	54,100	79
United Overseas Bank	8,300	165

Schedule of Investments July 31, 2018 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Singapore (continued)
Yanlord Land Group	31,200	$35

		377

South Africa (0.2%)
Astral Foods	1,600	35

South Korea (2.1%)
KB Financial Group	2,000	96
Kia Motors	2,000	57
KT&G	1,100	108
LG Uplus	4,100	56
SK Telecom	700	157

		474

Switzerland (1.9%)
Roche Holding AG	300	74
Swiss Life Holding	400	144
Swiss Re	1,500	137
Valiant Holding	600	64

		419

Taiwan (1.9%)
China Motor	77,000	67
China Synthetic Rubber	25,200	39
First Financial Holding	219,480	151
Greatek Electronics	59,000	103
Hon Hai Precision Industry*	21,000	57
King’s Town Bank	14,000	15

		432

Thailand (1.3%)
Bangchak	48,900	51
Kiatnakin Bank	27,300	59
Thai Oil	37,200	90
Tisco Financial Group	41,200	97

		297

Turkey (0.1%)
TAV Havalimanlari Holding	2,300	14

United Kingdom (3.4%)
BAE Systems	8,500	73
BP	13,400	101
GlaxoSmithKline	13,800	287
J Sainsbury	9,000	39
Royal Mail	15,800	97
Tate & Lyle	14,700	120

LSV Global Managed Volatility Fund

	Shares	Value (000)
United Kingdom (continued)
William Hill	13,900	$54

		771

TOTAL FOREIGN COMMON STOCK (Cost $7,608)		7,767

Preferred Stock (0.4%)
South Korea (0.4%)
Samsung Electronics, 1.4%	3,000	103

TOTAL PREFERRED STOCK (Cost $86)		103

	Face Amount (000)	Value (000)

Repurchase Agreement (1.8%)
Morgan Stanley 1.700%, dated 07/31/18, to be repurchased on 08/01/18, repurchased price $398 (collateralized by various U.S. Treasury Notes, par values ranging from $0 - $359, 1.875% - 2.625%, 09/30/22 – 03/31/25; with a total market value of $406)	$398	398

TOTAL REPURCHASE AGREEMENT (Cost $398)		398

Total Investments – 99.0% (Cost $21,366)		$22,294

Percentages are based on Net Assets of $22,528 (000).

*   Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

The following is a list of the level of inputs used as of July 31, 2018, in valuing the Fund’s investments carried at value ($ 000):

Schedule of Investments July 31, 2018 (Unaudited)

Investments in Securities	Level 1	Level 2‡	Level 3	Total
U.S. Common Stock
United States	$14,027	$–	$–	$14,026

Total Common Stock	14,027	–	–	14,026

Foreign Common Stock
Australia	201	–	–	201
Austria	18	–	–	18
Belgium	41	–	–	41
Canada	1,050	–	–	1,050
China	418	–	–	418
Denmark	27	–	–	27
France	677	–	–	677
Germany	168	–	–	168
Hong Kong	249	–	–	249
Hungary	102	–	–	102
Indonesia	99	–	–	99
Israel	163	–	–	163
Italy	109	–	–	109
Japan	1,125	–	–	1,125
Malaysia	211	–	–	211
Netherlands	240	–	–	240
Russia	50	–	–	50
Singapore	377	–	–	377
South Africa	35	–	–	35
South Korea	474	–	–	474
Switzerland	419	–	–	419
Taiwan	432	–	–	432
Thailand	297	–	–	297
Turkey	14	–	–	14
United Kingdom	771	–	–	771

Total Foreign Common Stock	7,767	–	–	7,767

Total Repurchase Agreement	–	398	–	398

Total Preferred Stock	103	–	–	103

Total Investments in Securities	$21,896	$398	$–	$22,294

‡ Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended July 31 2018, there were transfers of $131 (000) from Level 2 to Level 1 investments and no transfers from Level 1 to Level 2 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended July 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

LSV-QH-005-0900

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018